Land Use Rights - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 116	$ 117	$ 108
Future amortization expense next twelve months	1,163
Future amortization expense year two	859
Future amortization expense year three	249
Future amortization expense year four	225
Future amortization expense year five	217
Future amortization expense thereafter	942
Land use rights [Member]
Land Use Rights [Line Items]
Future amortization expense next twelve months	116
Future amortization expense year two	116
Future amortization expense year three	116
Future amortization expense year four	116
Future amortization expense year five	116
Future amortization expense thereafter	$ 3,682